Derivative Instruments - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative [Line Items]
Realized and unrealized losses on derivatives classified as cash flow hedges recorded in other comprehensive income (loss)	$ 69	$ 553
Estimated loss to be reclassified from other comprehensive income (loss) into earnings	(76)
Fair value of derivatives under collateral agreements in a net liability position	1,700
Collateral posted by company netted against net liability position	1,500
Net investment hedges
Derivative [Line Items]
Non-derivative debt instruments	$ 1,700	$ 1,300